Operations	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations
1.	Operations
Bilibili Inc. (the “Company” or “Bilibili”) is an online entertainment platform for young generations. Incorporated as a limited liability company in the Cayman Islands in December 2013, the Company, through its consolidated subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”), is primarily engaged in the operation of providing online entertainment services to users in the People’s Republic of China (the “PRC” or “China”).
In April 2018, the Company completed its IPO on the NASDAQ Global Select Market. In March 2021, the Company successfully listed its Class Z ordinary shares on the main board of the Hong Kong Stock Exchange. The Company issued a total 28,750,000 Class Z ordinary shares in the global offering, including the fully exercised over-allotment option of 3,750,000 Class Z ordinary shares. Net proceeds from the global offering, including the over-allotment option, after deducting underwriting fees and other offering expenses, were approximately HKD22.9 billion (RMB19.3 billion).
On October 3, 2022, the Company’s voluntary conversion of its secondary
listing status to
primary
listing on the main board of the Hong Kong Stock Exchange became effective. The Company became a dual-primary listed company on the main board of Hong Kong Stock Exchange in Hong Kong and the Nasdaq Global Select Market in the United States.
As of September 30, 2022, the Company’s major
subsidiaries
, VIEs and subsidiaries of the VIEs are as
follows
:

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities

Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development
Chaodian (Shanghai) Technology Co., Ltd.	PRC, 2019	100	E-commerce and advertising

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation Acquisition	Percentage of Direct or Indirect Economic Ownership	Principal Activities

Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC, 2014	100	Video distribution and game distribution
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100	Game distribution
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100	E-commerce platform
The following combined financial information of the Group’s VIEs as of December 31, 2021 and September 30, 2022 and for the nine months ended September 30, 2021 and 2022 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31 2021	September 30 2022
	RMB in thousands
Cash and cash equivalents	377,114	1,194,334
Time deposits	6,997	4,251
Accounts receivable, net	524,311	686,362
Amounts due from Group companies	391,951	490,723
Amount due from related parties	101,983	160,130
Prepayments and other current assets	1,806,185	1,231,955
Short-term investments	927,124	710,278
Long-term investments, net	1,745,466	1,965,835
Other non-current assets	4,926,989	6,096,639

Total assets	10,808,120	12,540,507

Accounts payable	3,164,301	3,709,339
Salary and welfare payables	343,008	255,228
Taxes payable	128,817	168,576
Short-term loans	400,000	404,928
Deferred revenue	2,192,460	2,241,761
Accrued liabilities and other payables	1,184,523	983,903
Amounts due to the Group companies	7,214,146	11,694,322
Amounts due to related parties	117,901	12,251
Other long-term payable	222,719	261,002

Total liabilities	14,967,875	19,731,310

Total Bilibili Inc’s shareholders’ deficit	(4,170,459)	(7,194,530)
Noncontrolling interests	10,704	3,727

Total shareholders’ deficit	(4,159,755)	(7,190,803)

Total liabilities and shareholders’ deficit	10,808,120	12,540,507

	For the Nine Months Ended September 30,
	2021	2022
	RMB in thousands
Third-party revenues	9,289,751	10,797,212
Inter-company revenues	594,290	677,915

Total revenues	9,884,041	11,475,127
Net loss	(2,498,479)	(3,086,200)

	For the Nine Months Ended September 30,
	2021	2022
	RMB in thousands
Net cash provided by operating activities	156,350	352,823

Net cash used in investing activities	(2,257,450)	(1,695,391)

Net cash provided by financing activities	2,207,639	2,186,996

Liquidity
The Group incurred net losses of RMB4,713.0 million and RMB6,010.6 million for the nine months ended September 30, 2021 and 2022, respectively. Net cash used in operating activities was RMB2,024.3 million and RMB3,204.1 million for the nine months ended September 30, 2021 and 2022, respectively. Accumulated deficit was RMB13,971.3 million and RMB19,973.7 million as of December 31, 2021 and September 30, 2022, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments. Historically, the Group has relied principally on both operational sources of cash and non-operational
sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. In the past, the Group has been continuously receiving financing support from outside investors. In 2021, the Company successfully listed its Class Z ordinary shares on the main board of the Hong Kong Stock Exchange, raising HKD22.9 billion (RMB19.3 billion), after deducting commissions and offering expenses, and the Company completed an offering of convertible senior notes due December 2026 (the “December 2026 Notes”), raising US$1,576.6 million (RMB10.1 billion
), after deducting commissions and offering expenses. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses. Based on the above considerations, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the unaudited interim condensed consolidated financial statements. The Group’s unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.